Significant Accounting Policy (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policy [Abstract]
Schedule of the Lives Used in Computing Straight-Line Depreciation

The lives used in computing straight-line depreciation for financial reporting purposes are as follows:

%
Computers and peripherals and equipment	33
Office furniture and equipment	7 - 15
Leasehold improvements	The shorter of the lease term and the useful life